As filed with the Securities and Exchange Commission on August 20, 2021

Securities Act File No. 002-58521

Investment Company Act File No. 811-02739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 62	☒
(Check appropriate box or boxes)

BLACKROCK BASIC VALUE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Basic Value Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	On September 1, 2021 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.10 per share.

Explanatory Note

This Post-Effective Amendment No. 65 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 62 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Basic Value Fund, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 1, 2021, the effectiveness of the registration statement for BlackRock Basic Value Fund, Inc., filed in Post-Effective Amendment No. 64 on June 24, 2021, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 65 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 64 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on August 20, 2021.

BLACKROCK BASIC VALUE FUND, INC. (REGISTRANT)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, President and Chief Executive Officer (Principal Executive Officer)	August 20, 2021

/S/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	August 20, 2021

BRUCE R. BOND* (Bruce R. Bond)	Director

SUSAN J. CARTER* (Susan J. Carter)	Director

COLLETTE CHILTON* (Collette Chilton)	Director

NEIL A. COTTY* (Neil A. Cotty)	Director

LENA G. GOLDBERG* (Lena G. Goldberg)	Director

HENRY R. KEIZER* (Henry R. Keizer)	Director

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Director

DONALD C. OPATRNY* (Donald C. Opatrny)	Director

JOSEPH P. PLATT* (Joseph P. Platt)	Director

Signature	Title	Date

MARK STALNECKER* (Mark Stalnecker)	Director

KENNETH L. URISH* (Kenneth L. Urish)	Director

CLAIRE A. WALTON* (Claire A. Walton)	Director

ROBERT FAIRBAIRN* (Robert Fairbairn)	Director

*By: /S/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		August 20, 2021